Convertible Senior Notes - Schedule of Interest Expense Recognized Related to Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amortization of debt discount	$ 37,085	$ 36,013	$ 23,293
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Contractual interest expense	7,187	7,188	4,792
Amortization of debt issuance costs	3,863	3,974	2,461
Amortization of debt discount	33,014	32,039	20,832
Debt instrument, Interest Expense, Total	$ 44,064	$ 43,201	$ 28,085